Related Party Transactions - Debt (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2021	Jan. 31, 2021	Oct. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2019
Related Party Transactions
Amount due from related party					$ 2,400
Placement fee revenue				$ 1,186
Insurance premium Paid				274	1,121
Fees to financial technology partners				4,930	3,466
Related party transaction amount of rent paid				$ 377	$ 377
Convertible notes payable						$ 2,400
Related party transaction, number of shares issued upon exchange of notes receivable	391,042	391,042	285,903
Related party transaction amount of shares issued upon exchange of notes receivable	$ 626	$ 626	$ 457
Debt instrument term			7 years
Interest rate			0.38%
Maximum [Member]
Related Party Transactions
Debt instrument term	9 years	9 years
Interest rate	0.62%	0.62%
Minimum [Member]
Related Party Transactions
Debt instrument term	7 years	7 years
Interest rate	0.52%	0.52%